Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

Date of	Warrant	Exercise	Value if
Issuance	Shares	Price	Exercised
11/25/08	1,259,639	1.27	$1,599,742
11/25/08	530,314	0.85	450,767
11/26/08	449,220	1.27	570,509
Outstanding at 12/31/2008	2,239,173	1.17	2,621,018
03/05/09	347,215	1.27	440,963
03/05/09	104,165	0.85	88,540
04/01/09	17,655	1.27	22,422
04/01/09	5,296	0.85	4,502
06/17/09	235,400	1.27	298,958
06/17/09	70,620	0.85	60,027
07/23/09	58,850	1.27	74,740
07/23/09	17,655	0.85	15,007
08/20/09	58,850	1.27	74,740
09/09/09	235,400	1.27	298,958
09/09/09	70,620	0.85	60,027
Outstanding at 12/31/2009	3,460,899	1.17	4,059,902
02/11/10	29,425	1.27	37,370
02/11/10	17,655	0.85	15,007
05/21/10	8,828	1.27	11,211
05/21/10	17,655	0.85	15,007
08/10/10	88,275	1.27	112,109
08/10/10	26,483	0.85	22,510
09/15/10	264,825	1.27	336,328
09/15/10	26,483	0.85	22,510
09/24/10	52,965	0.85	45,020
10/27/10	147,125	1.27	186,849
10/27/10	44,138	0.85	37,517
11/19/10	117,700	1.27	149,479
11/24/10	35,310	0.85	30,014
Outstanding at 12/31/2010	4,337,764	1.17	5,080,832
01/26/11	117,700	1.27	149,479
01/26/11	60,027	1.27	76,234
01/26/11	106,636	0.85	90,641
03/15/11	58,850	1.27	74,740
03/15/11	17,655	0.85	15,007
04/06/11	35,310	0.85	30,014
04/06/11	117,700	1.27	149,479
06/08/11	26,500	0.85	22,525
06/08/11	85,333	1.27	108,373
06/20/11	8,828	0.85	7,503
06/20/11	29,425	1.27	37,370
07/26/11	23,540	1.27	29,896
07/26/11	7,062	0.85	6,003
08/22/11	29,424	1.27	37,368
08/22/11	8,828	0.85	7,503
08/30/11	52,965	0.85	45,020
09/02/11	176,550	1.27	224,219
09/09/11	58,850	1.27	74,740
09/09/11	17,655	0.85	15,007
09/22/11	441,375	1.27	560,546
09/22/11	264,825	0.85	225,101
11/02/11	70,620	0.85	60,027
11/02/11	235,400	1.27	298,958
11/23/11	17,655	0.85	15,007
11/23/11	58,850	1.27	74,740
12/27/11	63,558	0.85	54,024
12/27/11	211,860	1.27	269,062
Outstanding at 12/31/11	6,740,744	1.16	7,839,416
01/31/12	117,700	1.27	149,479
01/31/12	35,310	0.85	30,014
02/02/12	76,505	1.27	97,161
02/02/12	22,951	0.85	19,508
02/10/12	58,850	1.27	74,740
02/10/12	17,655	0.85	15,007
04/10/12	20,832	0.85	17,707
04/10/12	69,443	1.27	88,193
05/11/12	17,655	0.85	15,007
05/11/12	58,850	1.27	74,740
06/04/12	17,655	0.85	15,007
06/04/12	58,850	1.27	74,740
06/19/12	17,655	0.85	15,007
06/19/12	58,850	1.27	74,740
07/24/12	44,138	1.27	56,055
07/24/12	58,850	1.27	74,740
07/24/12	30,896	0.85	26,262
07/30/12	235,400	1.27	298,958
07/30/12	70,620	0.85	60,027
08/28/12	258,352	1.27	328,107
08/28/12	77,506	0.85	65,880
10/18/12	158,895	1.27	201,797
10/18/12	47,669	0.85	40,518
11/26/12	58,850	1.27	74,740
11/27/12	17,655	0.85	15,007
Outstanding at 12/31/12	8,448,335	1.17	9,842,553
02/28/13	400,000	0.85	340,000
03/01/13	(1,625,192)	0.85	(1,381,413)
03/01/13	1,625,192	0.85	1,381,413
03/13/13	800,000	1.88	1,500,000
03/13/13	480,000	0.85	408,000
06/19/13	127,200	0.85	108,120
06/19/13	212,000	1.88	397,500
07/24/13	60,000	1.88	112,500
07/24/13	100,000	1.88	187,500
07/24/13	96,000	1.25	120,000
08/29/13	80,000	1.88	150,000
08/29/13	48,000	1.25	60,000
08/29/13	(48,000)	1.25	(60,000)
10/24/13	61,764	0.85	52,499
10/24/13	10,588	0.85	9,000
10/24/13	1,552,840	0.85	1,319,914
10/24/13	(1,552,840)	0.85	(1,319,914)
10/24/13	10,000	1.25	12,500
10/24/13	38,000	1.25	47,500
11/08/13	100,000	1.88	187,500
11/08/13	60,000	1.25	75,000
12/18/13	78,000	1.25	97,500
12/18/13	78,000	1.25	97,500
12/18/13	15,000	0.85	12,750
12/18/13	1,537,840	0.85	1,307,164
Outstanding at 12/31/13	12,792,727	1.18	15,065,086
11/08/13	20,200	1.85	37,370
12/18/13	50,000	1.85	92,500
12/18/13	40,000	1.85	74,000
12/18/13	40,000	1.85	74,000
12/18/13	90,120	1.25	112,650
Outstanding at 3/31/14	13,033,047	1.41	$18,430,139

Date of	Warrant	Exercise	Value if
Issuance	Shares	Price	Exercised
11/25/08	1,259,639	1.27	$ 1,599,742
11/25/08	530,314	0.85	450,767
11/26/08	449,220	1.27	570,509
Outstanding at 12/31/2008	2,239,173	1.17	2,621,018
03/05/09	347,215	1.27	440,963
03/05/09	104,165	0.85	88,540
04/01/09	17,655	1.27	22,422
04/01/09	5,296	0.85	4,502
06/17/09	235,400	1.27	298,958
06/17/09	70,620	0.85	60,027
07/23/09	58,850	1.27	74,740
07/23/09	35,310	0.85	30,014
08/20/09	58,850	1.27	74,740
09/09/09	235,400	1.27	298,958
09/09/09	70,620	0.85	60,027
Outstanding at 12/31/2009	3,478,554	1.17	4,074,909
02/11/10	29,425	1.27	37,370
02/11/10	17,655	0.85	15,007
05/21/10	29,425	1.27	37,370
05/21/10	17,655	0.85	15,007
08/10/10	88,275	1.27	112,109
08/10/10	52,965	0.85	45,020
09/15/10	264,825	1.27	336,328
09/15/10	52,965	0.85	45,020
09/24/10	105,930	0.85	90,041
10/27/10	147,125	1.27	186,849
10/27/10	73,563	0.85	62,529
11/19/10	117,700	1.27	149,479
11/24/10	70,620	0.85	60,027
Outstanding at 12/31/2010	4,546,682	1.16	5,267,063
01/26/11	117,700	1.27	149,479
01/26/11	60,027	1.27	76,234
01/26/11	106,636	0.85	90,641
03/15/11	58,850	1.27	74,740
03/15/11	35,310	0.85	30,014
04/06/11	70,620	0.85	60,027
04/06/11	117,700	1.27	149,479
06/08/11	51,200	0.85	43,520
06/08/11	85,333	1.27	108,373
06/20/11	17,655	0.85	15,007
06/20/11	29,425	1.27	37,370
07/26/11	23,540	1.27	29,896
07/26/11	14,124	0.85	12,005
08/22/11	29,424	1.27	37,368
08/22/11	17,655	0.85	15,007
08/30/11	105,930	0.85	90,041
09/02/11	176,550	1.27	224,219
09/09/11	58,850	1.27	74,740
09/09/11	35,310	0.85	30,014
09/22/11	441,375	1.27	560,546
09/22/11	264,825	0.85	225,101
11/02/11	141,240	0.85	120,054
11/02/11	235,400	1.27	298,958
11/23/11	35,310	0.85	30,014
11/23/11	58,850	1.27	74,740
12/27/11	127,116	0.85	108,049
12/27/11	211,860	1.27	269,062
Outstanding at 12/31/11	7,274,497	1.14	8,301,757
01/31/12	117,700	1.27	149,479
01/31/12	70,620	0.85	60,027
02/02/12	76,505	1.27	97,161
02/02/12	45,903	0.85	39,018
02/10/12	58,850	1.27	74,740
02/10/12	35,310	0.85	30,014
04/10/12	41,666	0.85	35,416
04/10/12	69,443	1.27	88,193
05/11/12	35,310	0.85	30,014
05/11/12	58,850	1.27	74,740
06/04/12	35,310	0.85	30,014
06/04/12	58,850	1.27	74,740
06/19/12	35,310	0.85	30,014
06/19/12	58,850	1.27	74,740
07/24/12	44,138	1.27	56,055
07/24/12	58,850	1.27	74,740
07/24/12	30,896	0.85	26,262
07/30/12	235,400	1.27	298,958
07/30/12	141,240	0.85	120,054
08/28/12	258,352	1.27	328,107
08/28/12	155,011	0.85	131,759
10/18/12	158,895	1.27	201,797
10/18/12	95,337	0.85	81,036
11/26/12	58,850	1.27	74,740
11/27/12	35,310	0.85	30,014
Outstanding at 12/31/12	9,345,253	1.14	10,613,584
02/28/13	400,000	0.85	340,000
03/01/13	(1,625,192)	0.85	(1,381,413)
03/01/13	1,625,192	0.85	1,381,413
03/13/13	800,000	1.88	1,500,000
03/13/13	480,000	0.85	408,000
06/19/13	127,200	0.85	108,120
06/19/13	212,000	1.88	397,500
07/24/13	60,000	1.88	112,500
07/24/13	100,000	1.88	187,500
07/24/13	96,000	1.25	120,000
08/29/13	80,000	1.88	150,000
08/29/13	48,000	1.25	60,000
08/29/13	(48,000)	1.25	(60,000)
10/24/13	61,764	0.85	52,499
10/24/13	10,588	0.85	9,000
10/24/13	1,552,840	0.85	1,319,914
10/24/13	(1,552,840)	0.85	(1,319,914)
10/24/13	10,000	1.25	12,500
10/24/13	38,000	1.25	47,500
11/08/13	100,000	1.88	187,500
11/08/13	60,000	1.25	75,000
12/18/13	78,000	1.25	97,500
12/18/13	78,000	1.25	97,500
12/18/13	15,000	0.85	12,750
12/18/13	1,537,840	0.85	1,307,164
Outstanding at 12/31/13	13,689,648	1.13	15,849,164